Annual Total Returns[BarChart] - The Hartford International Growth Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(14.03%)	19.26%	23.03%	(1.96%)	0.75%	(4.07%)	33.02%	(14.56%)	27.35%	23.05%